CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Estimated value for conversion option	$ 35,305	$ 15,960
Debt instrument change in fair value	18,618	1,179
Debt issuance costs, net	196
Amortization of debt issuance costs	22
Conversion Option Fair Value	$ 35,305
Debt instrument Estimated fair value		16,687
Conversion option value		$ 15,960
Interest rate	30.10%
Kopernik Global Investors, LLC
Statement [Line Items]
Aggregate principal amount	$ 15,000,000
Debt instrument term	10 years
Interest rate	2.00%
Conversion price	$ 0.3557
Description of debt instrument convertible	If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the "financing redemption option"), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Company’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount